                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3749

                          SCUDDER STATE TAX-FREE TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA  02110-4103
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Massachusetts Tax-Free Fund

Semiannual Report to Shareholders

September 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary September 30, 2003

Classes A, B and C

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder Massachusetts Tax-Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A(a)	2.58%	2.56%	7.45%	5.11%	5.43%
Class B(a)	2.22%	1.70%	6.59%	4.26%	4.58%
Class C(a)	2.21%	1.77%	6.63%	4.30%	4.61%
Lehman Brothers Municipal Bond Index++	2.66%	3.89%	7.71%	5.67%	6.03%

* Total return shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 9/30/03	$ 14.85	$ 14.85	$ 14.85
3/31/03	$ 14.80	$ 14.79	$ 14.80
Distribution Information: Six Months: Income Dividends	$ .3274	$ .2652	$ .2644
September Income Dividend	$ .0543	$ .0444	$ .0433
SEC 30-day Yield+	3.00%	2.35%	2.31%
Tax Equivalent Yield+	4.87%	3.82%	3.75%
Current Annualized Distribution Rate+	4.45%	3.64%	3.55%

+ The SEC yield is net investment income per share earned over the month ended September 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 38.45% (combined Massachusetts state and federal income tax rates). Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - Massachusetts Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	31	of	52	59

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b) (Adjusted for Sales Charge)
[] Scudder Massachusetts Tax-Free Fund - Class A(c) [] Lehman Brothers Municipal Bond Index++

Yearly periods ended September 30

Comparative Results (Adjusted for Sales Charge)
Scudder Massachusetts Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$9,794	$11,848	$12,250	$16,198
	Average annual total return	-2.06%	5.81%	4.14%	4.94%
Class B(c)	Growth of $10,000	$9,876	$11,909	$12,222	$15,653
	Average annual total return	-1.24%	6.00%	4.09%	4.58%
Class C(c)	Growth of $10,000	$10,076	$12,002	$12,219	$15,542
	Average annual total return	.76%	6.27%	4.09%	4.51%
Lehman Brothers Municipal Bond Index++	Growth of $10,000	$10,389	$12,494	$13,174	$17,958
	Average annual total return	3.89%	7.71%	5.67%	6.03%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Classes A, B and C

a Returns shown for Class A, B and C shares for the periods prior to their inception on June 18, 2001 are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 18, 2001 are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charge of each specific class. Returns for Class A reflect the current maximum initial sales charge of 4.50%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. Any difference in expenses will affect performance.
++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay in fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic stability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

Average Annual Total Returns
Scudder Massachusetts Tax-Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	2.69%	2.78%	7.74%	5.39%	5.71%
Class AARP(a)	2.76%	2.79%	7.78%	5.41%	5.72%
Lehman Brothers Municipal Bond Index++	2.66%	3.89%	7.71%	5.67%	6.03%

* Total return shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 9/30/03	$ 14.85	$ 14.85
3/31/03	$ 14.80	$ 14.80
Distribution Information: Six Months: Income Dividends	$ .3438	$ .3436
September Income Dividend	$ .0572	$ .0573
SEC 30-day Yield+	3.35%	3.35%
Tax Equivalent Yield+	5.44%	5.44%
Current Annualized Distribution Rate+	4.69%	4.69%

+ The SEC yield is net investment income per share earned over the month ended September 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 38.45% (combined Massachusetts state and federal income tax rates). Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings - Massachusetts Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	23	of	52	44
3-Year	8	of	48	17
5-Year	4	of	44	9
10-Year	3	of	23	13

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Massachusetts Tax-Free Fund - Class S [] Lehman Brothers Municipal Bond Index++

Yearly periods ended September 30

Comparative Results
Scudder Massachusetts Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,278	$12,507	$13,002	$17,430
	Average annual total return	2.78%	7.74%	5.39%	5.71%
Class AARP(a)	Growth of $10,000	$10,279	$12,519	$13,016	$17,449
	Average annual total return	2.79%	7.78%	5.41%	5.72%
Lehman Brothers Municipal Bond Index++	Growth of $10,000	$10,389	$12,494	$13,174	$17,958
	Average annual total return	3.89%	7.71%	5.67%	6.03%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Class AARP and Class S

a Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.
++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic stability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 253-2277 (Class AARP) or (800) SCUDDER (Class S) for the Fund's most up-to-date performance. On the Web, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Portfolio Management Review

Philip G. Condon serves as lead portfolio manager and Rebecca L. Wilson serves as a portfolio manager of Scudder Massachusetts Tax-Free Fund. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the semiannual period ended September 30, 2003?

A: The period was marked by a good deal of volatility in both Treasury and municipal bonds. Overall, for the six-month period ended September 30, 2003, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 2.66%. The overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 2.35%.1

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of 1 year or more. Index returns assume reinvestment of all distributions and do not reflect any fees or expenses. It is not possible to invest directly in an index or category.

In the first half of the semiannual period, concerns about the US economy, corporate earnings, tensions in Iraq and then the escalation to the war with Iraq led investors to favor the relative stability of both tax-free and taxable bonds vs. stocks. As these concerns began to diminish and the US government declared an end to active combat in the Iraqi war, the economy started to show some signs of recovery. In this environment, many investors shifted into stocks and lower-quality bonds.

Throughout much of the period, overall demand for municipal bonds remained solid among individual and institutional buyers. At the same time, the introduction of new municipal bonds continued to be heavy, as states issued more debt to make up for revenue shortfalls and to refinance old debt at lower rates.

Q: How did interest rates and municipal bond yields react during the semiannual period?

A: Overall, rates on both taxable and municipal bonds rested at historical lows for much of the period, and the municipal bond yield curve remained quite steep by historical standards. The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases, while a flattening of the curve indicates the reverse.

However, the taxable and municipal bond market did experience a good deal of volatility in late June, July and August. In June, the Federal Reserve Board reduced the federal funds rate, a benchmark for the market's interest rate levels, by a quarter of a percentage point to 1%. This reduction was not as large as the market had been predicting, as the Fed's viewpoint on the US economy had improved. This rosier outlook surprised investors and led them to begin to favor stocks. As a result, investors pulled money out of bonds, driving the prices on bonds lower due to this lower demand. Since bond rates move in the opposite direction from prices, bond rates increased quickly in the final two months of the period. As is historically typical for the municipal bond market, yields did not increase as dramatically as those on Treasury bonds.

Municipal Bond Yield Curve (as of 3/31/03 and 9/30/03)

Maturity (in years)

Source: Deutsche Asset Management

Past performance is no guarantee of future results.

Q: How did Scudder Massachusetts Tax-Free Fund perform for the six-month period ended September 30, 2003?

A: Scudder Massachusetts Tax-Free Fund posted strong absolute and relative results in the period. The fund's total cumulative return of 2.58% (Class A shares, unadjusted for sales charges) outpaced the 2.19% gain by its average peer in the Lipper Massachusetts Municipal Debt Funds category.2 The fund slightly lagged its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, which rose 2.66%. (Please see pages 3 through 8 for performance of other share classes.)

2 The Lipper Massachusetts Municipal Debt Funds category includes funds that limit their assets to securities that are exempt from taxation in Massachusetts. Index returns assume reinvestment of all distributions and do not reflect any fees or expenses. It is not possible to invest directly in an index or category.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: Throughout the period, we continued to focus on investing in high-quality issues. At the end of the period, the fund had more than 85% of assets invested in issues with credit ratings of AA or above. Our strong credit selection coupled with the fact that Massachusetts issues, overall, performed well on an absolute basis aided results. About 65% of assets were invested in bonds with maturities in the 8- to 15-year range. This area of the municipal bond yield curve outperformed longer maturity bonds in the period.

Q: Will you explain your views on Massachusetts's economy and the municipal bond market during the period?

A: Like much of the United States, the commonwealth of Massachusetts has been experiencing the effects of the slowdown in the nation's economy. Despite continued declines in employment in the manufacturing industry, Massachusetts' June unemployment rate fell to 5.7%, which is below the nation's 6.1% unemployment rate. Overall, Massachusetts' economy remains diverse and stable, with areas such as high-technology, financial services, education and health care serving as major drivers.

For the first time since 1997, Massachusetts approved its budget before the start of the next fiscal year. Balancing the $22.3 billion budget was achieved through a combination of spending reductions, fee increases and one-time revenues. Massachusetts continues to carry above-average debt, primarily due to spending on the Central Artery/Tunnel project, which is a major road construction project. Despite such challenges, we believe the commonwealth remains in good shape.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary September 30, 2003

Diversification	9/30/03	3/31/03

Water and Sewer Revenue	17%	17%
Hospital/Health Revenue	15%	12%
State General Obligations/Lease	14%	16%
Other General Obligation/Lease	11%	10%
Sales/Special Tax	11%	10%
Higher Education	10%	11%
Port/Airport Revenue	6%	3%
Resource Recovery	2%	2%
Electric Revenue	2%	2%
Miscellaneous Municipal	12%	17%
	100%	100%

Quality	9/30/03	3/31/03

AAA*	63%	58%
AA	22%	26%
A	4%	4%
BBB	6%	5%
BB	-	1%
CCC	1%	1%
Not Rated	4%	5%
	100%	100%

Weighted average quality: AA and AA, respectively.

* Includes cash equivalents
Effective Maturity	9/30/03	3/31/03

Less than 1 year	4%	1%
1-5 years	6%	9%
5-10 years	59%	61%
10-15 years	15%	14%
15 years or greater	16%	15%
	100%	100%

Diversification, quality and effective maturity are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of September 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Massachusetts 96.9%
Bellingham, MA, Other GO, 5.375%, 3/1/2015 (b)	1,765,000	1,981,513
Boston, MA, Industrial Development Finance Authority, Springhouse Project, Prerefunded, 9.25%, 7/1/2025	2,000,000	2,313,680
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035	2,000,000	1,979,940
8.0%, 9/1/2035	1,000,000	976,050
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (b)	2,730,000	2,992,107
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	1,020,000	1,013,605
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	1,210,000	1,513,976
Groton-Dunstable, MA, School District GO, Regional School District, 5.0%, 10/15/2015 (b)	1,920,000	2,112,845
Holliston, MA, Other GO, 5.5%, 12/1/2015 (b)	1,660,000	1,891,387
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (b)	1,260,000	1,411,855
Hopkinton, MA Other GO:
5.5%, 9/1/2012	1,735,000	1,990,479
5.5%, 9/1/2014	1,735,000	1,962,528
Ipswich, MA, 5.25%, 11/15/2017 (b)	2,325,000	2,572,636
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,276,920
Massachusetts, Airport Revenue, Port Authority, AMT, 5.5%*, 1/1/2016 (b)	2,500,000	3,029,950
Massachusetts, Airport Revenue, Special Facilties, USAir Project, AMT, Series A, 5.5%, 9/1/2006 (b)	640,000	705,907
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (b)	1,000,000	1,039,410
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, Inverse Floater, 17.53%**, 7/1/2016 (b)	5,397,500	7,643,939
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,988,682
Massachusetts, Health & Educational Facilities Authority, Inverse Floater, 5.7%**, 8/15/2010 (b)	3,400,000	3,557,930
Massachusetts, Health & Educational Facilities Authority, Melrose-Wakefield Healthcare, Series C, Prerefunded, 6.0%, 7/1/2012	1,000,000	1,143,160
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (b)	1,230,000	1,314,353
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2009	2,415,000	2,916,740
6.625%, 5/1/2010	2,575,000	3,135,372
6.75%, 5/1/2011	2,745,000	3,386,671
6.875%, 5/1/2014	1,300,000	1,663,376
Massachusetts, Higher Education Revenue, Development Finance Agency, Prerefunded, 5.75%, 7/1/2012	500,000	592,265
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,498,430
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (b)	1,200,000	1,351,992
Series A, 5.375%, 1/1/2016 (b)	1,200,000	1,344,708
Series A, 5.375%, 1/1/2017 (b)	1,200,000	1,336,572
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Harvard University, Series Z, 5.75%, 1/15/2013	3,000,000	3,539,910
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology:
Series I-1, 5.2%, 1/1/2028	6,500,000	7,070,960
Series K, 5.375%, 7/1/2017	5,500,000	6,353,655
Series K, 5.5%, 7/1/2032	5,000,000	5,694,100
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Suffolk University, Series C, 5.65%, 7/1/2011	1,045,000	1,179,418
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, UMass Worcester Campus, Series B, 5.25%, 10/1/2013 (b)	500,000	557,660
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (b)	1,645,000	1,876,057
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Babson College, Series A, 5.375%, 10/1/2017	1,700,000	1,796,186
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Belmont Hill School:
5.15%, 9/1/2013	1,000,000	1,057,480
5.625%, 9/1/2020	1,265,000	1,326,732
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Concord Academy, 5.45%, 9/1/2017	1,205,000	1,257,309
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Dana Hall School Issue, 5.7%, 7/1/2013	1,000,000	1,042,500
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Deerfield Academy, 5.125%, 10/1/2017	1,520,000	1,650,431
Massachusetts, Higher Education Revenue, Industrial Finance Agency, The Tabor Academy, 5.4%, 12/1/2018	1,000,000	1,032,720
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (b)	2,600,000	2,837,120
Massachusetts, Higher Education Revenue, Western New England College, 5.75%, 7/1/2012 (b)	1,110,000	1,281,995
Massachusetts, Hospital & Healthcare Revenue, Development Agency, Biomedical Research:
6.25%, 8/1/2013	2,180,000	2,447,682
6.375%, 8/1/2014	1,000,000	1,122,550
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	5,000,000	5,952,950
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Medical, Academic & Scientific: Series B, 6.5%, 1/1/2029	5,000,000	5,248,250
Series D, 6.5%, 7/1/2010 (b)	860,000	872,307
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series C, 5.75%, 7/15/2013	1,750,000	1,871,100
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,097,950
Series F, 5.75%, 7/1/2033	2,000,000	2,062,900
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series D, 6.35%, 7/15/2032	3,250,000	3,264,430
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System:
Series C, 5.9%, 10/1/2011	700,000	716,464
Series E, 6.25%, 7/1/2031	2,000,000	2,068,340
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Cape Cod Healthcare, Series B, 5.45%, 11/15/2023	650,000	643,299
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Caritas Christi, Series A, 5.625%, 7/1/2020	4,000,000	3,605,880
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	4,000,000	4,528,280
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (b)	4,875,000	5,302,196
Series H, 6.25%, 5/15/2019 (b)	1,800,000	1,944,180
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	1,560,000	1,465,604
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,083,670
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	2,000,000	2,152,480
Massachusetts, Hospital & Healthcare Revenue, Industrial Finance Agency, East Boston Neighborhood Project:
7.25%, 7/1/2006	375,000	373,009
7.625%, 7/1/2026	2,750,000	2,693,185
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	8,000,000	8,388,640
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,000,000	3,684,400
Massachusetts, Port Authority Revenue, Rites-PA 592A, Inverse Floater, AMT, 9.698%**, 7/1/2011 (b)	4,195,000	5,159,640
Massachusetts, Port Authority Revenue, Rites-PA 592B, Inverse Floater, AMT, 9.698%**, 7/1/2012 (b)	805,000	982,269
Massachusetts, Port Authority Revenue, Rites-PA 598A, Inverse Floater, AMT, 10.702%**, 7/1/2013	930,000	1,134,870
Massachusetts, Port Authority Revenue, Rites-PA 598B, Inverse Floater, AMT, 10.702%**, 7/1/2014	995,000	1,205,522
Massachusetts, Port Authority Revenue, Rites-PA 598C, Inverse Floater, AMT, 10.702%**, 7/1/2015	1,065,000	1,286,637
Massachusetts, Port Authority Revenue, Rites-PA 598D, Inverse Floater, AMT, 10.952%**, 7/1/2016	925,000	1,125,864
Massachusetts, Port Authority Revenue, Rites-PA 598E, Inverse Floater, AMT, 10.952%**, 7/1/2017	775,000	937,029
Massachusetts, Port Authority Revenue, Rites-PA 598F, Inverse Floater, AMT, 9.452%**, 7/1/2018	1,310,000	1,441,472
Massachusetts, Port Authority, Tax-Exempt Receipts, ETM, 13%, 7/1/2013	700,000	1,071,462
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	4,969,450
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series A, 5.625%, 1/1/2015 (b)	4,000,000	4,522,320
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series 563, Inverse Floater, 9.94%**, 1/1/2016 (b)	2,500,000	3,129,575
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc., 9.0%, 9/1/2005 (d)	1,840,000	1,860,074
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2013	9,000,000	5,648,310
Series A, 5.5%, 12/15/2013	5,000,000	5,798,800
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	8,017,824
5.5%, 6/15/2014	7,000,000	8,109,080
Massachusetts, Sales & Special Tax Revenue, Transportation Authority:
Series A, 5.25%, 7/1/2021	5,000,000	5,345,000
Series A, 5.25%, 7/1/2023	3,000,000	3,162,210
Massachusetts, School District GO, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,232,246
Massachusetts, Security Trust Certificates, Series B, 9.4%*, 6/1/2020 (b)	5,000,000	5,872,350
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Assisted Living Facilities, TNG Marina Bay LLC Project, AMT, 7.5%, 12/1/2027	980,000	998,836
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Edgewood Retirement Community, Series A, Prerefunded, 9.0%, 11/15/2025	1,650,000	1,949,822
Massachusetts, Senior Care Revenue, Industrial Finance Agency, First Mortgage, Evanswood Bethzatha, Series A, 7.875%, 1/15/2020***	1,000,000	1,250
Massachusetts, Series A, 5.375%, 6/1/2019 (b) (c)	10,000,000	10,956,200
Massachusetts, Special Assessment Revenue, Bay Transportation Authority, Series A, 5.75%, 7/1/2015	6,405,000	7,314,254
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (b)	2,600,000	3,016,858
Massachusetts, State GO:
Series C, Zero Coupon, 12/1/2004	910,000	898,398
5.25%, 7/1/2020	6,270,000	7,011,553
5.25%, 7/1/2021	5,000,000	5,548,950
Series D, 5.5%, 11/1/2016	500,000	578,860
Series D, 5.5%, 11/1/2019	4,325,000	4,969,295
Series C, 6.0%, 8/1/2009 (b)	2,000,000	2,357,380
Series A, 6.0%, 11/1/2010	4,000,000	4,723,280
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2014 (b)	4,990,000	5,803,070
Series D, 5.5%, 11/1/2019 (b)	2,500,000	2,894,725
Series A-02, ETM, 7.5%, 6/1/2004 (c)	4,100,000	4,268,879
Series A-02, ETM, 7.5%, 6/1/2004	335,000	340,665
Massachusetts, State GO, Series B, Inverse Floater, 9.44%**, 12/1/2016	5,000,000	6,518,900
Massachusetts, State GO, Transportation Authority:
Series C, 6.1%, 3/1/2013	1,500,000	1,793,835
Series B, 6.2%, 3/1/2016	3,100,000	3,764,330
Massachusetts, Transportation Authority, 7.75%, 1/15/2006	600,000	646,728
Massachusetts, Transportation Authority, Special Assessment, Series A, 5.75%, 7/1/2011	4,250,000	4,876,833
Massachusetts, Transportation/Tolls Revenue:
5.25%, 1/1/2021	5,000,000	5,361,100
5.25%, 1/1/2022	4,500,000	4,793,130
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	444,083
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	567,870
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	518,030
Series A, Prerefunded, 5.3%, 7/1/2009	705,000	810,539
Series A, Prerefunded, 5.4%, 7/1/2010	1,000,000	1,172,380
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	301,087
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	301,088
Massachusetts, Transportation/Tolls Revenue, Rites-PA 798, Inverse Floater, 10.228%**, 12/15/2013	5,000,000	6,725,650
Massachusetts, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.25%, 3/1/2018 (b)	6,870,000	7,503,070
Massachusetts, Transportation/Tolls Revenue, Water Resource Authority, Series D, 5.5%, 8/1/2011 (b) (c)	6,675,000	7,699,813
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021	10,000,000	11,409,300
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program:
Series 5, 5.375%, 8/1/2027	4,775,000	5,041,779
Series 2, Prerefunded, 5.7%, 2/1/2015	1,115,000	1,205,661
Series 2, 5.7%, 2/1/2015	35,000	37,525
Series A, 6.0%, 8/1/2019 (c)	4,000,000	4,855,040
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Series 182, Inverse Floater, 10.67%**, 8/1/2011	5,500,000	7,454,205
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,133,450
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pooled Loan Program:
Series 5, 5.25%, 2/1/2014	5,000,000	5,536,400
Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,799,200
Series 5, 5.5%, 2/1/2015	2,325,000	2,638,270
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015	4,030,000	4,580,176
Series C, 5.25%, 12/1/2015 (b)	6,050,000	6,901,295
Series A, 5.5%, 8/1/2013	1,445,000	1,670,911
Series A, 6.0%, 8/1/2012 (b)	2,485,000	2,925,541
Series A, 6.0%, 8/1/2013 (b)	1,000,000	1,180,790
Series A, 6.0%, 8/1/2014 (b)	1,400,000	1,644,524
Series A, 6.5%, 7/15/2009	15,000,000	18,094,500
Series A, 6.5%, 7/15/2019	3,110,000	3,856,027
Massachusetts, Water Pollution Abatement Program, Pool Program, Series 6, 5.625%, 8/1/2015	4,710,000	5,363,089
Medford, MA, Core City GO, 5.0%, 2/15/2015 (b)	2,085,000	2,301,069
Middleborough, MA, Other GO:
5.25%, 1/15/2017 (b)	1,525,000	1,680,351
5.25%, 1/15/2018 (b)	1,515,000	1,660,622
5.25%, 1/15/2019 (b)	1,470,000	1,606,181
Nantucket, MA, Other GO:
5.0%, 7/15/2017 (b)	1,000,000	1,080,510
Prerefunded, 6.8%, 12/1/2011	65,000	65,624
Narraganset, MA, School District GO, Regional School District, 6.5%, 6/1/2012 (b)	1,145,000	1,388,278
Northampton, MA, Other (GO) Lease, 5.5%, 6/15/2013 (b)	1,080,000	1,224,061
Northbridge, MA, Core City GO, 5.25%, 2/15/2014 (b)	1,490,000	1,677,964
Plymouth, MA, County GO:
5.75%, 10/15/2015 (b)	1,900,000	2,209,985
5.75%, 1/15/2016 (b)	1,725,000	2,005,002
Route 3 North, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (b)	1,105,000	1,274,706
5.75%, 6/15/2013 (b)	2,500,000	2,888,200
5.75%, 6/15/2016 (b)	4,910,000	5,587,187
Springfield, MA, Core City GO, 5.25%, 1/15/2019 (b)	1,000,000	1,097,370
Springfield, MA, Core City GO, Municipal Purpose Loan:
5.5%, 8/1/2015 (b)	1,505,000	1,711,697
5.5%, 8/1/2016 (b)	1,685,000	1,907,774
Springfield, MA, Other GO, Municipal Purpose Loan, 6.0%, 10/1/2014 (b)	1,955,000	2,295,932
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (b)	1,250,000	1,398,475
Tantasqua, MA, School District GO, Regional School District:
5.625%, 8/15/2012 (b)	2,580,000	2,953,584
5.625%, 8/15/2013 (b)	2,575,000	2,949,379
5.625%, 8/15/2014 (b)	2,575,000	2,959,139
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (b)	1,185,000	1,335,732
Series 2, 5.5%, 11/1/2016 (b)	1,250,000	1,409,000
Westfield, MA, Core City GO, 6.5%, 5/1/2013 (b)	1,170,000	1,434,069
Westford, MA, Other (GO) Lease, 5.125%, 4/1/2017 (b)	1,150,000	1,253,983
Westford, MA, School District GO, Series A, 5.75%, 4/1/2012 (b)	1,140,000	1,311,980
Worcester, MA, Core City GO, Series A, 5.5%, 8/15/2016 (b)	1,285,000	1,459,554
Worcester, MA, Other GO, 5.625%, 8/15/2015 (b)	705,000	809,749
Worcester, MA, State GO:
5.625%, 8/15/2012 (b)	2,560,000	2,930,688
5.625%, 8/15/2013 (b)	2,625,000	3,006,649
		516,427,879
Puerto Rico 3.1%
Puerto Rico, Asset-Backed, Childrens Trust Fund, 5.5%, 5/15/2039	6,000,000	5,219,040
Puerto Rico, Sales & Special Sales Tax Revenue, Highway and Transportation Authority, Series Y, 6.25%, 7/1/2014	2,000,000	2,404,560
Puerto Rico, State GO, Series A, 5.5%, 7/1/2022 (b)	5,000,000	5,721,250
Puerto Rico, State GO, Highway and Transportation Authority, Series Y, 5.5%, 7/1/2015	2,500,000	2,932,125
		16,276,975
Total Investment Portfolio - 100.0% (Cost $485,202,711) (a)		532,704,854

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2003.
** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $48,303,502 and aggregating 8.9% of net assets, are shown at their current rate as of September 30, 2003.
*** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
(a) The cost for federal income tax purposes was $484,790,167. At September 30, 2003, net unrealized appreciation for all securities based on tax cost was $47,914,687. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,304,391 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,389,704.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
MBIA	Municipal Bond Investors Assurance
FSA	Financial Security Assurance

At September 30, 2003, insurance concentrations greater than 10% of the total Investment Portfolio were FGIC (16%) and MBIA (12%).

(c) At September 30, 2003 these securities have been segregated, in whole or in part, to cover initial margin requirements for open future contracts.
(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.
Schedule of Restricted Securities
Securities	Acquisition Date	Acquisition Cost($)	Value ($)	Value as % of Net Assets
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc.	December 1994	1,840,000	1,860,074.34
Total Restricted Securities			1,860,074.34

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At September 30, 2003, open futures contracts were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
10 Year Interest Rate Swap	12/15/2003	15	1,582,644	1,683,750	(101,106)
10 Year US Treasury Note	12/31/2003	579	62,904,464	66,141,000	(3,236,536)
Total net unrealized depreciation on open futures contracts					(3,337,642)

The accompanying notes are an integral part of the financial statements.

At September 30, 2003, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
10/14/2003 10/14/2011	20,000,000[b]	Fixed - 3.431%	Floating - BMA	(278,000)
10/9/2003 10/9/2011	15,000,000[c]	Fixed - 3.459%	Floating - BMA	(258,000)
11/20/2003 11/20/2013	15,000,000[b]	Fixed - 3.920%	Floating - LIBOR	639,000
11/12/2003 11/12/2013	20,000,000[c]	Fixed - 4.310%	Floating - LIBOR	182,000
11/18/2003 11/18/2013	7,500,000[d]	Fixed - 4.120%	Floating - LIBOR	194,250
11/20/2003 11/20/2013	7,500,000[a]	Fixed - 3.929%	Floating - LIBOR	315,000
Total net unrealized appreciation on open interest rate swaps				794,250

Counterparties:

a Goldman, Sachs & Co.
b J.P. Morgan Securities
c Lehman Brothers
d Merrill Lynch
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $485,202,711)	$ 532,704,854
Receivable for investments sold	100,000
Interest receivable	7,552,324
Receivable for Fund shares sold	1,363,212
Unrealized appreciation on interest rate swaps, net	794,250
Other assets	2,768
Total assets	542,517,408
Liabilities
Due to custodian bank	475,507
Dividends payable	412,352
Payable for Fund shares redeemed	69,908
Payable for daily variation margin on open futures contracts	669,656
Accrued management fee	253,492
Other accrued expenses and payables	65,278
Total liabilities	1,946,193
Net assets, at value	$ 540,571,215
Net Assets
Net assets consist of: Undistributed net investment income	128,352
Net unrealized appreciation (depreciation) on: Investments	47,502,143
Futures	(3,337,642)
Swaps	794,250
Accumulated net realized gain (loss)	530,280
Paid-in capital	494,953,832
Net assets, at value	$ 540,571,215

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($19,222,567 / 1,294,210 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.85
Maximum offering price per share (100 / 95.50 of $14.85)	$ 15.55
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($7,387,807 / 497,589 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 14.85
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($5,755,159 / 387,460 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 14.85
Maximum offering price per share (100 / 99.00 of $14.85)	$ 15.00
Class AARP Net Asset Value, offering and redemption price per share ($10,104,867 / 680,565 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.85
Class S Net Asset Value, offering and redemption price per share ($498,100,815 / 33,541,602 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.85

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended September 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 14,787,838
Expenses: Management fee	1,585,911
Administrative fee	416,281
Distribution service fees	78,934
Trustees' fees and expenses	8,896
Other	6,657
Total expenses, before expense reductions	2,096,679
Expense reductions	(1,046)
Total expenses, after expense reductions	2,095,633
Net investment income	12,692,205
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,093,329
Futures	1,343,002
Swaps	(1,609,357)
1,826,974
Net unrealized appreciation (depreciation) during the period on: Investments	1,346,870
Futures	(3,323,539)
Swaps	1,780,250
(196,419)
Net gain (loss) on investment transactions	1,630,555
Net increase (decrease) in net assets resulting from operations	$ 14,322,760

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase Assets (Decrease) in Net	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations: Net investment income	$ 12,692,205	$ 25,590,473
Net realized gain (loss) on investment transactions	1,826,974	(659,281)
Net unrealized appreciation (depreciation) on investment transactions during the period	(196,419)	25,968,120
Net increase (decrease) in net assets resulting from operations	14,322,760	50,899,312
Distributions to shareholders from: Net investment income: Class A	(357,163)	(444,723)
Class B	(133,956)	(157,608)
Class C	(89,040)	(66,977)
Class AARP	(214,862)	(267,499)
Class S	(11,784,483)	(24,456,699)
Net realized gains: Class A	-	(9,923)
Class B	-	(5,080)
Class C	-	(2,181)
Class AARP	-	(6,363)
Class S	-	(492,377)
Fund share transactions: Proceeds from shares sold	50,205,587	133,722,188
Reinvestment of distributions	7,506,569	16,107,089
Cost of shares redeemed	(74,748,396)	(110,584,501)
Net increase (decrease) in net assets from Fund share transactions	(17,036,240)	39,244,776
Increase (decrease) in net assets	(15,292,984)	64,234,658
Net assets at beginning of period	555,864,199	491,629,541
Net assets at end of period (including undistributed net investment income of $128,352 and $15,651, respectively)	$ 540,571,215	$ 555,864,199

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended March 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.80	$ 14.10	$ 14.29
Income (loss) from investment operations: Net investment income	.33	.66	.53
Net realized and unrealized gain (loss) on investment transactions	.05	.71	(.19)
Total from investment operations	.38	1.37	.34
Less distributions from: Net investment income	(.33)	(.66)	(.53)
Net realized gain on investment transactions	-	(.01)	-
Total distributions	(.33)	(.67)	(.53)
Net asset value, end of period	$ 14.85	$ 14.80	$ 14.10
Total Return (%)[c]	2.58**	9.88	2.34**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	14	3
Ratio of expenses (%)	.97*	.97	1.02*
Ratio of net investment income (%)	4.43*	4.51	4.69*
Portfolio turnover rate (%)	18*	37	30
[a] For the six months ended September 30, 2003 (Unaudited).
[b] For the period from June 18, 2001 (commencement of sales of Class A shares) to March 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class B
Years Ended March 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.79	$ 14.10	$ 14.29
Income (loss) from investment operations: Net investment income	.27	.54	.44
Net realized and unrealized gain (loss) on investment transactions	.06	.70	(.19)
Total from investment operations	.33	1.24	.25
Less distributions from: Net investment income	(.27)	(.54)	(.44)
Net realized and gain on investment transactions	-	(.01)	-
Total distributions	(.27)	(.55)	(.44)
Net asset value, end of period	$ 14.85	$ 14.79	$ 14.10
Total Return (%)[c]	2.22**	8.89	1.76**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	7	2
Ratio of expenses (%)	1.80*	1.80	1.82*
Ratio of net investment income (%)	3.60*	3.68	3.89*
Portfolio turnover rate (%)	18*	37	30
[a] For the six months ended September 30, 2003 (Unaudited).
[b] For the period from June 18, 2001 (commencement of sales of Class B shares) to March 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class C
Years Ended March 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.80	$ 14.11	$ 14.29
Income (loss) from investment operations: Net investment income	.27	.54	.44
Net realized and unrealized gain (loss) on investment transactions	.04	.70	(.18)
Total from investment operations	.31	1.24	.26
Less distributions from: Net investment income	(.26)	(.54)	(.44)
Net realized gain on investment transactions	-	(.01)	-
Total distributions	(.26)	(.55)	(.44)
Net asset value, end of period	$ 14.85	$ 14.80	$ 14.11
Total Return (%)[c]	2.21**	8.91	1.82**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	1
Ratio of expenses (%)	1.78*	1.79	1.79*
Ratio of net investment income (%)	3.62*	3.69	3.92*
Portfolio turnover rate (%)	18*	37	30
[a] For the six months ended September 30, 2003 (Unaudited).
[b] For the period from June 18, 2001 (commencement of sales of Class C shares) to March 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class AARP
Years Ended March 31,	2003[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 14.80	$ 14.11	$ 14.32	$ 13.71
Income (loss) from investment operations: Net investment income	.35	.69	.71	.34
Net realized and unrealized gain (loss) on investment transactions	.04	.70	(.21)	.61
Total from investment operations	.39	1.39	.50	.95
Less distributions from: Net investment income	(.34)	(.69)	(.71)	(.34)
Net realized gain (loss) on investment transactions	-	(.01)	-	-
Total distributions	(.34)	(.70)	(.71)	(.34)
Net asset value, end of period	$ 14.85	$ 14.80	$ 14.11	$ 14.32
Total Return (%)	2.76**	9.94	3.58	6.92**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	9	2	1
Ratio of expenses before expense reductions (%)	.73*	.74	.74	.76*
Ratio of net investment income (%)	4.67*	4.74	4.91	4.95*
Portfolio turnover rate (%)	18*	37	30	34
[a] For the six months ended September 30, 2003 (Unaudited).
[b] As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to March 31, 2001.
* Annualized
** Not annualized

Class S
Years Ended March 31,	2003[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 14.80	$ 14.10	$ 14.33	$ 13.61	$ 14.35	$ 14.34
Income (loss) from investment operations: Net investment income	.35	.69	.71	.69	.69	.69
Net realized and unrealized gain (loss) on investment transactions	.04	.71	(.23)	.72	(.72)	.06
Total from investment operations	.39	1.40	.48	1.41	(.03)	.75
Less distributions from: Net investment income	(.34)	(.69)	(.71)	(.69)	(.69)	(.69)
Net realized gains on investment transactions	-	(.01)	-	-	(.02)	(.05)
Total distributions	(.34)	(.70)	(.71)	(.69)	(.71)	(.74)
Net asset value, end of period	$ 14.85	$ 14.80	$ 14.10	$ 14.33	$ 13.61	$ 14.35
Total Return (%)	2.69**	10.10	3.36	10.65	(.13)	5.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	498	523	483	488	375	420
Ratio of expenses before expense reductions (%)	.73*	.74	.74	.76[c]	.74	.73
Ratio of expenses after expense reductions (%)	.73*	.74	.74	.75[c]	.74	.73
Ratio of net investment income (%)	4.67*	4.74	4.91	4.97	5.03	4.76
Portfolio turnover rate (%)	18*	37	30	34	39	11
[a] For the six months ended September 30, 2003 (Unaudited).
[b] As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, decrease net realized and unrealized gains and losses per share by $.002, and increase the ratio of net investment income to average net assets from 4.90% to 4.91%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
[c] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .75% and .75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Massachusetts Tax-Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $1,042,000 which may be applied against any realized net taxable capital gains of each year until fully utilized or until March 31, 2011, the expiration date, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At March 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax exempt income	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (1,042,000)
Net unrealized appreciation (depreciation) on investments	$ 46,461,027

In addition, during the year ended March 31, 2003, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from tax-exempt income	$ 25,393,506
Distributions from long-term capital gains	$ 515,924

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended September 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $47,218,321 and $66,029,511, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.60% of the first $400,000,000 of the Fund's average daily net assets, 0.525% of the next $600,000,000 of such net assets and 0.50% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.58% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.175%, 0.225%, 0.200%, 0.15% and 0.15%, of the average daily net assets for Class A, B, C, AARP and S, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Scudder Trust Company, also an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended September 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at September 30, 2003
Class A	$ 14,164	$ 1,437
Class B	8,440	666
Class C	5,004	444
Class AARP	6,948	823
Class S	381,725	45,137
	$ 416,281	$ 48,507

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund have agreed to temporarily continue the Administrative Agreement pending completion of a review by the Fund's Independent Trustees of the Fund's shareholder servicing and related arrangements. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.80% of average daily net assets for Class A, B, C, AARP and S shares, respectively (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended September 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2003
Class B	$ 28,134	$ 4,542
Class C	18,764	3,363
	$ 46,898	$ 7,905

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at September 30, 2003	Annualized Effective Rate
Class A	$ 16,789	$ 3,029.21%
Class B	9,081	1,501.24%
Class C	6,166	1,197.25%
	$ 32,036	$ 5,727

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of the Class A and C shares for the six months ended September 30, 2003 aggregated $10,067 and $600, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended September 30, 2003, the CDSC for Class B and C shares aggregated $9,011 and $2,426, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,046 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended September 30, 2003		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	502,225	$ 7,430,190	1,138,887	$ 16,762,652
Class B	106,817	1,586,119	332,217	4,898,222
Class C	176,758	2,629,068	237,753	3,510,673
Class AARP	206,319	3,046,930	519,826	7,642,323
Class S	2,408,060	35,513,280	6,896,177	100,908,318
		$ 50,205,587		$ 133,722,188
Shares issued to shareholders in reinvestment of distributions
Class A	16,885	$ 250,206	22,996	$ 338,292
Class B	5,431	80,448	5,843	85,887
Class C	3,990	59,080	3,389	49,852
Class AARP	9,438	139,868	10,707	157,502
Class S	470,443	6,976,967	1,054,223	15,475,556
		$ 7,506,569		$ 16,107,089
Shares redeemed
Class A	(154,812)	$ (2,291,987)	(466,116)	$ (6,846,657)
Class B	(75,504)	(1,111,999)	(26,492)	(386,170)
Class C	(44,141)	(640,726)	(32,498)	(479,589)
Class AARP	(147,299)	(2,157,705)	(72,768)	(1,071,596)
Class S	(4,636,842)	(68,545,979)	(6,931,032)	(101,800,489)
		$ (74,748,396)		$ (110,584,501)
Net increase (decrease)
Class A	364,298	$ 5,388,409	695,767	$ 10,254,287
Class B	36,744	554,568	311,568	4,597,939
Class C	136,607	2,047,422	208,644	3,080,936
Class AARP	68,458	1,029,093	457,765	6,728,229
Class S	(1,758,339)	(26,055,732)	1,019,368	14,583,385
		$ (17,036,240)		$ 39,244,776

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SQMAX	SQMBX	SQMCX
CUSIP Number	811184-803	811184-886	811184-878
Fund Number	412	612	712

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SMAFX	SCMAX
Fund Number	112	012

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Massachusetts Tax-Free Income Fund

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Massachusetts Tax-Free Income Fund

By:                                 /s/Richard T. Hale
                                    ----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ----------------------------

By:                                 /s/Charles A. Rizzo
                                    ----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ----------------------------